Trade and other receivables - Aging (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 18,710	$ 28,258
Accumulated Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,927)	(5,101)
Trade notes and accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,782	23,157
Trade notes and accounts receivable | Current
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,355	18,602
Trade notes and accounts receivable | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,354	2,423
Trade notes and accounts receivable | Past due but not impaired | 30 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,156	166
Trade notes and accounts receivable | Past due but not impaired | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,917	1,966
Trade notes and accounts receivable | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,709	28,258
Trade notes and accounts receivable | Accumulated Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,927)	$ (5,101)	$ (7,536)